Basic and Diluted Net Income (Loss) Per Share - Schedule of Anti-Dilutive Effect on Net Loss Per Share (Details) - BOLT THREADS, INC. [Member] - shares	Dec. 31, 2023	Dec. 31, 2022
Schedule of Anti-Dilutive Effect on Net Loss Per Share [Line Items]
Anti-dilutive effect on net loss per share	15,863,366	40,287,362
Convertible Preferred Stock on Converted Basis [Member]
Schedule of Anti-Dilutive Effect on Net Loss Per Share [Line Items]
Anti-dilutive effect on net loss per share	13,852,380	35,711,306
Warrants to Purchase Preferred Stock on an as Converted Basis [Member]
Schedule of Anti-Dilutive Effect on Net Loss Per Share [Line Items]
Anti-dilutive effect on net loss per share	294,609	222,302
Stock Options Outstanding [Member]
Schedule of Anti-Dilutive Effect on Net Loss Per Share [Line Items]
Anti-dilutive effect on net loss per share	1,716,377	4,353,754